Equity (Details) - USD ($)								12 Months Ended
		Nov. 25, 2024	Nov. 20, 2024	Nov. 04, 2024	Dec. 22, 2023	Aug. 18, 2023	Aug. 10, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Jan. 29, 2024	Dec. 29, 2023
Equity [Line Items]
Repurchase amount (in Dollars)								$ 865,500	$ 432,750
Paid dividends (in Dollars)								57,672	57,477	6,946,154
Declared dividends (in Dollars)										16,192,884
Dividends payable (in Dollars)	[1]							15,788,003	15,758,296
Paid dividends of related party (in Dollars)										6,755,952
Beneficiary shares exceeded percentage								5.00%
Beneficiary shares percentage									5.00%
Percentage of after tax profits									10.00%
Percentage of registered capital									50.00%
Statutory reserve funds (in Dollars)									$ 135,369	22,658
Net restricted assets (in Dollars)								$ 1,027,562	$ 1,027,562
Fair value of warrant (in Dollars)				$ 3,232,000
Allocated proceeds of conversion warrants (in Dollars)				$ 1,306,000
Sale price of share (in Dollars per share)				$ 0.92
Threshold trading days for redemption of public warrants								20 days
Trading period of redemption								30 days
Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)		$ 0.645	$ 0.645
Conversion Warrants [Member]
Equity [Line Items]
Number of shares issued		7,751,939	7,751,939
Public Warrants [Member]
Equity [Line Items]
Warrants expiry term								5 years
Threshold trading days for redemption of public warrants								30 days
Warrant [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)								$ 0.01
Common Stock [Member] | Public Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)								11.5
Sale price of share (in Dollars per share)								18
Common Stock [Member] | Private Warrants [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)								$ 11.5
Able View [Member]
Equity [Line Items]
Dividends paid (in Dollars)										190,203
Dividends payable (in Dollars)										$ 6,755,952
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[2]							100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	[2]							$ 0.0001	$ 0.0001
Ordinary shares, issued	[2]							24,871,433	24,871,433
Ordinary shares outstanding	[2]							24,871,433	24,871,433
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[2]							500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[2]							$ 0.0001	$ 0.0001
Vote for each share								one
Number of shares issued		7,751,939	7,751,939			1,120,000
Share consideration								1,120,000
Fair value of shares value (in Dollars)						$ 6,160,000
Ordinary shares repurchased and cancelled											240,416	240,417	240,417
Repurchase amount (in Dollars)								$ 865,500	$ 432,750
Ordinary shares, issued	[2]							24,518,489	17,247,383
Ordinary shares outstanding	[2]							24,518,489	17,247,383
Class B Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Conversion of price per share (in Dollars per share)								$ 0.6
Class B Ordinary Shares [Member] | Public Rights [Member]
Equity [Line Items]
Ordinary shares, issued								690,000
Class B Ordinary Shares [Member] | Private Rights [Member]
Equity [Line Items]
Ordinary shares, issued								34,150
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share)						$ 5.5
Class B Ordinary Shares [Member] | Shareholders of HMAC [Member]
Equity [Line Items]
Number of shares issued								2,923,999
Class B Ordinary Shares [Member] | Sponsor of HMAC [Member]
Equity [Line Items]
Number of shares issued								1,725,000
Class B Ordinary Shares [Member] | Private Shareholders [Member]
Equity [Line Items]
Number of shares issued								375,650
Class B Ordinary Shares [Member] | Public Shareholders [Member]
Equity [Line Items]
Number of shares issued								823,349
Class B Ordinary Shares [Member] | Financial Advisor [Member]
Equity [Line Items]
Number of shares issued						1,120,000
Class B Ordinary Shares [Member] | Ladenburg Thalmann & Co. Inc. (“LT”) [Member]
Equity [Line Items]
Number of shares purchases from agreement					721,250
Number of share purchase value (in Dollars)					$ 1,298,250
Beneficiary Shares Below 5% [Member]
Equity [Line Items]
Dividends payable (in Dollars)								$ 1,011,326	$ 1,005,733
Public Units [Member]
Equity [Line Items]
Number of unit sold							6,900,000
Public Warrants [Member]
Equity [Line Items]
Warrants purchase shares								6,900,000
Public Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares								6,900,000
Private Placement [Member]
Equity [Line Items]
Units sold								341,500
Private Warrants [Member]
Equity [Line Items]
Warrants purchase shares								341,500
Private Warrants [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Warrants purchase shares								341,500

[1]	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities.
[2]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)